Cost of Revenues	12 Months Ended
Dec. 31, 2022
Disclosure Of Cost Of Sales Text Block Abstract
Cost of revenues

Note 14 – Cost of revenues

	For the year ended December 31
	2020	2021	2022
Raw materials, auxiliary materials and consumables	772	3,585	15,915
Salaries, wages and related expenses	293	1,412	7,180
Other	499	733	1,848
Total	1,563	5,730	24,943